PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31,
	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Leasehold buildings	2,948	2,948	2,318
Leasehold improvements	910	910	715
Plant and machinery	4,380	4,380	3,444
Equipment, furniture and fittings	2,883	3,005	2,363
Subtotal	11,121	11,243	8,840
Less: accumulated depreciation	(7,063)	(7,400)	(5,819)
Property, plant and equipment, net	4,058	3,843	3,021

Depreciation of property, plant and equipment expense was approximately SGD335 thousand and SGD337 thousand (US$265 thousand) for the six-month periods ended June 30, 2024 and 2025, respectively.

Leasehold buildings are pledged with a bank to secure bank loans (Note 9).